Capital and Other Components of Equity (Details) - TWD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of balance of capital surplus [Line Items]
Capital surplus	$ 60,620,224	$ 60,538,505
From convertible bonds
Disclosure of balance of capital surplus [Line Items]
Capital surplus	6,049,862	6,049,862
From others
Disclosure of balance of capital surplus [Line Items]
Capital surplus	1,814,271	1,732,552
From common stock
Disclosure of balance of capital surplus [Line Items]
Capital surplus	$ 52,756,091	$ 52,756,091